MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 — MARKETABLE SECURITIES

The following table sets forth the Company’s marketable securities for the indicated period:

	December 31,
	2020	2021
Level 2 securities:
U.S government and agency bonds	$4,192	275
Other foreign government bonds	2,006	-
Corporate bonds*	15,454	1,434
Total	$21,652	$1,709

* Investments in Corporate bonds rated A or higher.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.
The cost of marketable securities As of December 31, 2021 is $1,734.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the years ended December 31, 2020 and 2021:

	December 31,
	2020	2021
Balance at beginning of the year	$40,966	21,652
Additions	32,322	6,716
Sale or maturity	(51,498)	(26,784)
Changes in fair value during the year	(138)	125
Balance at end of the year	$21,652	1,709

As of December 31, 2021, all the Company’s debt securities are due within one year.